Exhibit 99.14

Loan Level Exception Report
Run Date - 11/3/2017 4:55:53 PM

AMC Loan ID	Customer Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Loan Status
202402860	1709010145	xxxx	NJ	xxxx	Refinance Cash-out - Other	10/18/2017	2	2	1	[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect Replacement Cost as required per MCP 7.2 II

CLEARED COMMENT (2017-10-25): exception cleared- subject to VCC affirmation that replacement cost is no longer a specific requirement as of 7/1/17 guideline revision

[1] Closing / Title - Missing Document: UCC-1 not provided
EXCEPTION INFO: Loan file missing the UCC-1.

CLEARED COMMENT (2017-10-25): exception cleared- subject to VCC affirmation that UCC's are not required for loans originates after 8/22/17	[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines
EXCEPTION INFO: Approved exception for limited tradelines. comp factors LTV & seasoned investor
WAIVED COMMENT (2017-10-12): Approved exception for limited tradelines. comp factors LTV & seasoned investor

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for missing VOR/VOM (primary). Borrower lives rent free with relative. comp factors LTV & seasoned investor
													WAIVED COMMENT (2017-10-12): Approved exception for missing VOR/VOM (primary). Borrower lives rent free with relative. comp factors LTV & seasoned investor		Guideline variance approved by lender at time of origination. comp factors LTV & seasoned investor Guideline variance approved by lender at time of origination. comp factors LTV & seasoned investor			Loan Review Complete
202402871	1709010614	xxxx	FL	xxxx	Refinance Cash-out - Other	10/19/2017	3	2	3	[3] Appraisal Reconciliation - Desk Review value is less than Appraised value by at least 10%.
EXCEPTION INFO: CDA results validated the Appraisal with value of xxxx. Per file evidence the approved VMC Value is xxxx thus the CDA would reflect a value 18.33% lower( file evidence suggests a more recent appraisal was obtained with a xxxx value) Seller provided the appraisal for xxxx as a stip. CDA was ordered based on the appraisal for xxxx that was in the initial file images. Subsequently a downward variance exists between the xxxx origination appraisal used for LTV and the CDA obtained by diligence for xxxx. Please advise if diligence should order another CDA based on the xxxx appraisal.

GENERAL COMMENT (2017-11-02): Uploaded email photos do not accurately reflect evidence of improvements;The bathrooms pictured are different units.the Bathroom cited from new appraisal is pictured in like upfit at Bathroom unit xxxx in the old appraisal.Electric meters appear unchanged versus the older appraisal photos, and new appraisal did not include a new photo of circuit breaker panel. Comparison of photos between appraisals do not definitively evidence any of the listed improvements having been completed in the interim between appraisal dates.	[1] Appraisal Reconciliation - Appraisal does not support the appraised value.
EXCEPTION INFO: 1) multiple concurrent appraisals provided with no LOE/ memo to file contained in file. Two appraisals were obtained for subject property; both with xxxx listed as the party prepared for. The effective date of the more recent appraisal report falls within 60 days of the effective date of the older appraisal report.there is no reference to the approval for concurrent appraisals by appraisal review, nor a credit officer.
2) Per Analyst Review and also captured in the loan approval WS comments : 'No AVM as of the original date of the review.'which is inconsistent with MCP 3.4 Appraisal Procedure (Investor 1-4) which states: 'If the appraised value is less than $1,000,000, a VCC Real Estate Analyst orders an Automated Valuation Module (“AVM”) from an approved provider.

CLEARED COMMENT (2017-11-01): Exception cleared- 1) subject to lender affirmation that multiple appraisals and the subject appraisal ordering process has been reviewed and determined to be compliant with VCC guideline requirements 2) due to receipt of AVM

[1] General - LTV over 75%
EXCEPTION INFO: Appraisal on file reflects xxxx valuation resulting in LTV of 79.6%.( note that file documents suggest that an updated appraisal was obtained which indicated a higher value, however the updated appraisal is not provided in file.)

CLEARED COMMENT (2017-10-26): Exception cleared- due to receipt of missing appraisal doc with value aligning with approval/ analyst review.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Most recent Appraisal not provided.Per file documentation there were likely 2 appraisals performed on the subject property, 1 in April 2017 and one in June 2017. The Appraisal provided is dated 04/24/2017.

CLEARED COMMENT (2017-10-26): Exception cleared- due to receipt of missing appraisal doc with value aligning with approval/ analyst review.

[1] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Approval reflects Appraisal value / LTV that does not align with provided appraisal

CLEARED COMMENT (2017-10-26): Exception cleared- due to receipt of missing appraisal doc with value aligning with approval/ analyst review.	[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines
EXCEPTION INFO: Approved exception for lack of tradelines. comp factor: LTV , seasoned investor
WAIVED COMMENT (2017-10-19): Approved exception for lack of tradelines. comp factor: LTV , seasoned investor

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects 10% sinkhole deductible which exceeds guideline deductible allowance

WAIVED COMMENT (2017-10-26): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for deductible amount ( comp factor: LTV, seasoned investor )

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for missing VOR. comp factor: LTV , seasoned investor
WAIVED COMMENT (2017-10-19): Approved exception for missing VOR. comp factor: LTV , seasoned investor	Guideline variance approved by lender at time of origination. comp factor seasoned investor

Guideline variance approved by lender at time of origination. comp factor: LTV

Guideline variance approved by lender post origination. comp factor: seasoned investor

															Guideline variance approved by lender post origination. comp factor: LTV			Reviewed with Exceptions
202402873	1709010618	xxxx	FL	xxxx	Refinance Cash-out - Other	10/19/2017	2	2	1	[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines
EXCEPTION INFO: approved exception for insufficient tradelines. comp factor: LTV & seasoned investor.
WAIVED COMMENT (2017-10-19): approved exception for insufficient tradelines. comp factor: LTV & seasoned investor.

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects Sinkhole deductible of 10% which exceeds guideline deductible allowance.

WAIVED COMMENT (2017-10-26): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for deductible amount ( comp factor: LTV,seasoned investor )

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for missing/ incomplete VOM. comp factors: LTV, seasoned investor)
WAIVED COMMENT (2017-10-19): Approved exception for missing/ incomplete VOM. comp factors: LTV, seasoned investor)	Guideline variance approved by lender at time of origination. comp factor seasoned investor

Guideline variance approved by lender at time of origination. comp factor : LTV

Guideline variance approved by lender post origination comp factor: seasoned investor

															Guideline variance approved by lender post origination. comp factor: LTV			Loan Review Complete
202402875	1709010629	xxxx	CA	xxxx	Refinance Cash-out - Other	10/19/2017	2	2	1	[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects business income and not loss of rents.Per MCP 7.2 II Investor 1-4 policies to include loss of rents (12 months minimum).

CLEARED COMMENT (2017-10-26): Exception cleared- subject to lender affirmation that EOI has been reviewed and coverage deemed compliant with VCC guideline requirements

[1] Application / Processing - Missing Document: Non-Owner Occupancy Declaration not provided
EXCEPTION INFO: Subject is an Owner User SFR property type. and there is no UW BP analysis nor Owner Occ BP cert. as outlined Per MCP appendix 2 for OO 2-4 family property type.

CLEARED COMMENT (2017-10-26): Exception cleared- subject to lender affirmation that the cited issue has been reviewed and NOO docs as found in file are compliant with VCC guideline requirements

[1] Closing / Title - Missing Document: Title Preliminary not provided
EXCEPTION INFO: Unresolved Vesting discrepancy; no Final title in file. The title Prelim provided reflects 2 outstanding quitclaims as conditions.the provided copies of these transfer deeds reflect that the property was quitclaimed to a trust prior to the date of the Quitclaim to borrower.The successive (later dated) quitclaim lists the individual as grantor, whom quitclaimed his interest to the trust at a prior date. Per the prelim the borrowers ownership is defective: 'need correct deed where grantor to execute as trustee of the Trust and individually' (prelim 11.)

CLEARED COMMENT (2017-10-26): Exception cleared- due to receipt of final title reflecting clear vesting in the borrower as appears on mortgage doc.

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: There is no Final settlement stmt in file. the provided copy is estimated.

CLEARED COMMENT (2017-10-26): Exception cleared- due to receipt of certified final settlement stmt for subject note	[2] General - Guideline issue: Property type is not allowed per credit guidelines.
EXCEPTION INFO: 1) Approval reflects owner Occ 'Y' on 1 family property type.Owner Occ 1 family is an ineligible property type per MCP appendix 2
2)Subject property is Owner-User in nature and purpose; Per MCP 5.3 SFR is not an eligible owner-user Property Type

WAIVED COMMENT (2017-10-26): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for owner-user SFR( comp factor: LTV, seasoned investor )

[2] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Approval reflects RE Inv type: Owner User (Borrower operates a group home at subject property.)

WAIVED COMMENT (2017-10-26): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for owner-user SFR( comp factor: LTV, seasoned investor )

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for 'VOM -Minor' and 'Mortgage rating' (Presumably due to the check in the copies provided being from the subject tenant and not the borrower, and Missing check copies to verify payments for 3 months. )

WAIVED COMMENT (2017-10-26): approved exception for incomplete VOM/VOR. ( comp factor: LTV, seasoned investor )	Guideline variance approved by lender at time of origination. comp factor: LTV

Guideline variance approved by lender at time of origination. comp factor: seasoned investor

Guideline variance approved by lender post origination. comp factor: seasoned investor

															Guideline variance approved by lender post origination. comp factor: LTV			Loan Review Complete
202402918	1709010567	xxxx	GA	xxxx	Refinance Cash-out - Other	10/23/2017	2	2	1	[1] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Approval document contains errors;The approval worksheet reflects a 'FICO-major' as MCP exception 2, however there is no apparent exception to guidelines; as the guarantor's FICO score is 708, with the requisite # of major consumer credit accounts present and no late payments, collections or judgements reported, and no exceptions referenced in the underwriting comments.Additionally, the Compensating factors include FICO, which is inconsistent with a major FICO exception.Due to these factors, the accuracy of the provided document is uncertain.

CLEARED COMMENT (2017-10-26): Exception Cleared- due to receipt of updated Final loan approval worksheet reflecting corrected exception information for subject note.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Field Review ordered,.CDA results indeterminate.
CLEARED COMMENT (2017-10-23): Field review obtained 0 variance	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI indicates the following deficiencies 1) reflects insufficient coverage amount ( $84M coverage amount, $102.5M replacement cost per appraisal, and xxxx loan amount)2) reflects ACV and not agreed value/ replacement cost 3) does not reflect wind/hail coverage, 4) does not indicate an endorsement specifying that liability coverage on the blanket policy applies separately to each property

GENERAL COMMENT (2017-10-26): Exception 1 & 4 waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for blanket Liability, and insufficient hazard coverage amount ( comp factors: FICO, seasoned investor )
[exceptions 3 & 3 cleared- due to confirmation that items are not required per guidelines at the time of origination.]

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: There is no Verification of payments made on the note secured by the subject property. Statements were provided but there are no docs evidencing payment made by the borrower.

WAIVED COMMENT (2017-10-26): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for missing/incomplete VOM for subject property. ( comp factor: FICO, seasoned investor )

[2] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: There are only 3 leases in file for the subject 4 unit property.

WAIVED COMMENT (2017-10-26): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for missing lease/ partially vacant property. ( comp factor: FICO, seasoned investor )

[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: approved exception for 'seasoning' - Subject purchased within 6 mos and AV used as opposed to PP. comp factor: FICO, seasoned investor
WAIVED COMMENT (2017-10-19): approved exception for 'seasoning' - Subject purchased within 6 mos and AV used as opposed to PP. comp factor: FICO, seasoned investor	Guideline variance approved by lender at time of origination. comp factor: FICO

Guideline variance approved by lender at time of origination. comp factor: FICO

Guideline variance approved by lender at time of origination. comp factor: seasoned investor

Guideline variance approved by lender at time of origination. comp factor: seasoned investor:

Guideline variance approved by lender post origination. comp factor: FICO

															Guideline variance approved by lender post origination. comp factor: seasoned investor			Loan Review Complete
202402919	1709010569	xxxx	GA	xxxx	Refinance Rate/Term	10/23/2017	2	2	1	[1] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Approval document contains errors;The approval worksheet reflects a 'FICO-major' as MCP exception 2, however there is no apparent exception to guidelines; as the guarantor's FICO score is 708, with the requisite # of major consumer credit accounts present and no late payments, collections or judgements reported, and no exceptions referenced in the underwriting comments.Additionally, the Compensating factors include FICO, which is inconsistent with a major FICO exception.Due to these factors, the accuracy of the provided document is uncertain.

CLEARED COMMENT (2017-10-30): Exception Cleared- due to receipt of updated Final loan approval worksheet reflecting corrected information.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Field review ordered since CDA results indeterminate.
CLEARED COMMENT (2017-10-23): Field review obtained 0 variance	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI indicates the following deficiencies 1) reflects insufficient coverage amount ( $73M coverage amount, $80.6M replacement cost per appraisal, and xxxx loan amount)2) reflects ACV and not agreed value/ replacement cost 3) does not reflect wind/hail coverage, 4) does not indicate an endorsement specifying that liability coverage on the blanket policy applies separately to each property

WAIVED COMMENT (2017-10-30): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for hazard coverage amount ( comp factors:FICO, seasoned investor )

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: There is no Verification of payments made on the note secured by the subject property. Statements were provided but there are no docs evidencing payment made by the borrower.

WAIVED COMMENT (2017-10-30): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for no lease/ vacant property. ( comp factors: FICO, seasoned investor )

[2] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: Approved exception for Missing leases/ vacant units.comp factors: seasoned investor , FICO
GENERAL COMMENT (2017-10-19): Approved exception for Missing leases/ vacant units.comp factors: seasoned investor , FICO

[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: approved exception for 'seasoning' - Subject purchased within 6 mos and AV used as opposed to PP. comp factor: FICO, seasoned investor
WAIVED COMMENT (2017-10-19): approved exception for 'seasoning' - Subject purchased within 6 mos and AV used as opposed to PP. comp factor: FICO, seasoned investor	Guideline variance approved by lender at time of origination. comp factor: FICO

Guideline variance approved by lender at time of origination. comp factor: seasoned investor

Guideline variance approved by lender post origination. comp factor FICO

															Guideline variance approved by lender post origination. comp factor: seasoned investor			Loan Review Complete
202402936	1709010135	xxxx	NY	xxxx	Purchase	10/18/2017	2	2	1	[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: CDA previously ordered and received on 10/11/2017.
CLEARED COMMENT (2017-10-18): Received CDA with 0 variance	[2] General - Insufficient Flood insurance
EXCEPTION INFO: Flood deductible >2%.Per EOI provided flood deductible is 4% ($10k deduct/$250k cvg amt = 4%) Per MCP 7.2 Flood Insurance: Flood Insurance: Flood deductible up to 2% is acceptable.

WAIVED COMMENT (2017-10-25): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for flood deductible amount ( comp factor:seasoned investor )

[2] Application / Processing - Missing Document: Non-Owner Occupancy Declaration not provided
EXCEPTION INFO: There is no Executed Certification of Occupancy & Indemnity as required per MCP appendix 2.

WAIVED COMMENT (2017-11-01): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for missing Certification of Occupancy & Indemnity for SFR)(1 family) property type where individual serves as borrowerComp Factor::seasoned investor & Cert of occupancy disclosure present

[2] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: APPROVED EXCEPTION - for Vacancy /no lease comp factors: reserves, FICO, and seasoned investor.
WAIVED COMMENT (2017-10-11): APPROVED EXCEPTION - for Vacancy /no lease comp factors: reserves, FICO, and seasoned investor.	Guideline variance approved by lender at time of origination ( comp factors: reserves, FICO, and seasoned investor.)

Guideline variance approved by lender at time of origination. ( comp factors: reserves, FICO, and seasoned investor.)

Guideline variance approved by lender at time of origination.( comp factors: reserves, FICO, and seasoned investor.)

															Guideline variance approved by lender post origination. comp factor: seasoned investor			Loan Review Complete
202402941	1709010296	xxxx	TX	xxxx	Refinance Rate/Term	10/23/2017	2	2	1	[1] Appraisal Reconciliation - Desk Review value is less than Appraised value by at least 10%.
EXCEPTION INFO: Origination value not supported: There is No UW Asset Analyst Review on File validating the Appraisal value at origination as required by guidelines.The AVM contained in file reflects a retail value of xxxx for subject (-27.7% lower than Appraised value/ VMC approved value of xxxx).
Per MCP 3.4 If the AVM’s estimated value differs more than 10% from that of the appraised value, the initial appraisal and the AVM are submitted to VCC’s internal Appraisal Review Department for final VCC value determination.

CLEARED COMMENT (2017-10-30): Exception cleared- due to receipt of Analyst Review for subject note, supporting appraisal valuation.

[1] Application / Processing - Missing Document: Background Check not provided
EXCEPTION INFO: There is no Fraud ID or other OFAC check evidence contained in file for any party to the subject loan.

CLEARED COMMENT (2017-10-31): exception cleared- subject to VCC affirmation that the veri-tax search results provided performed using the guarantors last name and newly issued TIN as of closing date is sufficient per VCC guidelines and requirements for background check and OFAC search.

[1] Credit Documentation - Missing Document: Credit Report not provided
EXCEPTION INFO: Approval reflects that neither borrower has a credit score however source docs, i.e. credit report request with no results found, were not provided in file to support this.

CLEARED COMMENT (2017-10-30): Exception cleared- subject to lender affirmation that credit reporting information as presented in file has been reviewed and deemed compliant with VCC guideline requirements

[1] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: 1003 contained in file is illegible

CLEARED COMMENT (2017-10-30): Exception cleared- due to receipt of clearly legible 1003/application for subject note

[1] General - Missing Title
EXCEPTION INFO: Vesting discrepancy: File does not contain Final Title nor Evidence of Quitclaim/ Grant Deed transferring ownership to Borrower LLC Entity xxxx from prior owner entity xxxx.
Per Provided Prelim/ Commitment Schedule A dated 06/01/2017: ' Record title to the land on the Effective Date appears to be vested in: xxxx'
Per MCP 7.1 If title has been conveyed within most recent 12 months, additional documentation may be required to ensure acceptability of transaction;
Guidelines to does not address recent/concurrent ownership transfer from a Non-domestic Corporation

GENERAL COMMENT (2017-10-26): Request VCC affirmation of compliant procedure for recent transfer of ownership from non-domestic corporation.
[* exception related to Title vesting discrepancy eligible to be cleared- due to receipt of final title confirming vesting in subject borrower.]
GENERAL COMMENT (2017-11-02): exception remains- Requested lender affirmation of recent transfer from foreign corporation is compliant with guidelines/ requirements was not provided.

(*note that Vested party discrepancy eligible to be cleared due to receipt of final title demonstrating vesting aligning with note/mortgage. )
CLEARED COMMENT (2017-11-02): Exception cleared- due to receipt of final title demonstrating vesting aligning with note/mortgage. in conjunction with VCC Officer affirmation that all vesting/ recent transfer requirements/guidelines for this note are within compliance.

[1] Mortgage / Program Eligibility - The ID documentation (license, passport, Visa) does not show the borrower(s) at an address different than the subject and thus casts doubt on the business purpose of the loan.
EXCEPTION INFO: There is no Passport provided for Subject Guarantor to establish residency/nationality: per MCP 5.6 Passport/ID is required.

GENERAL COMMENT (2017-10-30): Exception remains; MCP 5.6 states Passport/ID is required and is unclear whether the requirement is either/or.
Request VCC compliance review and affirmation that a state issued DL is sufficient as the only form of ID for a Foreign Investor borrower with no credit/FICO available.
CLEARED COMMENT (2017-11-01): exception cleared- subject to VCC affirmation that a Passport is not required in addition to a DL for Foreign Investor and subject file documentation of residency status is compliant with MCP guidelines.	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Hazard coverage and EOI are not compliant with MCP 7;EOI reflects 1) copies of Agent correspondence with VMC loan processor which are provided in file, reflect agents indirect acknowledgement that subject is not covered by an actual Broad form policy stating:" The term broad or special is usually referring to a commercial policy. If you are asking about an xxxx policy I would classify it as a broader policy."[subject policy is an xxxx policy} 2) exclusion of Hurricane, windstorm and Hail exclusion ( per EOI : p1: "Discounts included in your total Premium: Windstorm or Hail Exclusion - 68% ". p3 "Policy includes Texas Landlord's Package Policy Coastal Windstorm, Hurricane And Hail Exclusion Agreement - AS154" [the referenced AS154 included in policy documents indicates: "For a reduction in your policy premium, this policy does not cover direct or indirect loss caused by, resulting from or contributed to by windstorm, hurricane and hail."] )

GENERAL COMMENT (2017-10-30): Exception remains; the use of subject LTV(50% of appraised value as approved) cited as sole comp factor is questionable due to guideline max LTV of 50% per applicable guidelines both MCP 5.6 and 5.7, under application of which the loan was approved.Request lender review/affirmation of exception/comp factor compliance with MCP 5.5
WAIVED COMMENT (2017-11-01): Exception waived- subject to lender affirmation that exception/approval has been reviewed and deemed compliant with VCC guideline requirements. and due to receipt of updated Final loan approval worksheet reflecting approved exception for policy type. Comp factor: LTV

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: There is no Proof of Primary residence provided aside from a Utility bill.Per MCP 5.6 Proof Of Primary is required. Per MCP 5.4 Mortgage payment histories not reported on the credit report must be verified for the past 12 months on the subject property and the borrower’s primary residence. Mortgage payment history(s) can be generated using the following: Liens held by private parties: Ø Verification of Mortgage (VOM) and; Ø Cancelled checks from the borrower for the past 12 mo. Per MCP 5.7, VOM/VOR is not specified as an item not required for 50%LTV loans

GENERAL COMMENT (2017-10-30): Exception remains; the use of subject LTV (50% of appraised value as approved) as sole comp factor is questionable due to guideline max LTV of 50% per both applicable guidelines MCP 5.6 and 5.7, under which the cited exception exists. Request lender review/affirmation of exception/comp factor compliance with MCP 5.5
GENERAL COMMENT (2017-11-01): It does not appear that subject note/file would not be eligible for 70% perm financing;LTV is capped at 50% due to foreign investor with no FICO/credit history as borrower per MCP 5.6
WAIVED COMMENT (2017-11-02): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for missing VOM- Primary for borrower and LTV removed as Comp factor. ( replacement Comp factor: Equity Protection )	Guideline variance approved by lender post origination. comp factor: Equity Protection

Guideline variance approved by lender post origination. comp factor: LTV

															Guideline variance approved by lender post origination. comp factor: LTV			Loan Review Complete
202402942	1709010300	xxxx	NJ	xxxx	Purchase	10/18/2017	2	2	1	[2] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: There are no leases on file for the subject 2 family property as required per MCP appendix 2

WAIVED COMMENT (2017-10-25): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for no lease/ vacant property. ( comp factors: FICO, seasoned investor )

[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: Approved exception for 'Real Estate-Major' (presumably referencing Cashout < 12 months after purchase using AV vs PP.) comp factors: FICO & seasoned investor
WAIVED COMMENT (2017-10-16): Approved exception for 'Real Estate-Major' (presumably referencing Cashout < 12 months after purchase using AV vs PP.) comp factors: FICO & seasoned investor	Guideline variance approved by lender at time of origination. comp factor FICO

Guideline variance approved by lender at time of origination. comp factor: reserves

Guideline variance approved by lender post origination. comp factor: seasoned investor

															Guideline variance approved by lender post origination. comp factor: FICO			Loan Review Complete
202402943	1709010347	xxxx	FL	xxxx	Refinance Cash-out - Other	10/18/2017	2	2	1	[1] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided
EXCEPTION INFO: There is no certification of BP disclosure contained in file for Co-borrower

CLEARED COMMENT (2017-10-25): Exception cleared- due to receipt of an executed BP Disclosure for all co-borrowers

[1] Application / Processing - Missing Document: Non-Owner Occupancy Declaration not provided
EXCEPTION INFO: There is no certification of Occupancy & indemnity contained in file for Co-borrower

CLEARED COMMENT (2017-10-25): Exception cleared- due to receipt of an executed cert of Occ & Indemnity for all co-borrowers	[2] General - FICO below 650
EXCEPTION INFO: Approved exception for FICO <650. comp factor: LTV
WAIVED COMMENT (2017-10-16): Approved exception for FICO <650. comp factor: LTV

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) EOI does not reflect replacement cost coverage as required Per MCP 7.2 II.
2)Deductible Greater than $5k; EOI reflects $18,500 sinkhole deductible

(*Approved exception noted for unrated insurance carrier .comp factor: LTV

WAIVED COMMENT (2017-10-25): Exception 2) waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for deductible amount ( comp factor: LTV )
3) Approved exception at origination noted for unrated insurance carrier .comp factor: LTV

													exception2) cleared due to receipt of EOI reflecting replacement cost coverage.		Guideline variance approved by lender at post origination. Guideline variance approved by lender at time of origination. comp factor: LTV			Loan Review Complete
202402954	1709010451	xxxx	FL	xxxx	Purchase	10/19/2017	2	2	1	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect replacement cost as required per MCP 7.2

WAIVED COMMENT (2017-10-30): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for lack of replacement cost coverage ( comp factors: FICO, seasoned investor )

[2] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: Approved exception cited for Real Estate- Major. (presumably in reference to the 100% vacant 2 family purchase transaction.) comp factors: FICO & seasoned investor
GENERAL COMMENT (2017-10-18): Approved exception cited for Real Estate- Major. (presumably in reference to the 100% vacant 2 family purchase transaction.) comp factors: FICO & seasoned investor	Guideline variance approved by lender at time of origination. comp factor: FICO

Guideline variance approved by lender at time of origination. comp factor: seasoned investor

Guideline variance approved by lender post origination. comp factor: FICO

															Guideline variance approved by lender post origination. comp factor: seasoned investor			Loan Review Complete
202402958	1709010477	xxxx	CT	xxxx	Refinance Cash-out - Other	10/19/2017	2	2	1	[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect wind/hail coverage as required per MCP 7.2

GENERAL COMMENT (2017-10-30): exception remains; cited document is marked sample and thus not policy/property specific.
Per MCP 7.2: *Policy number must be indicated;
CLEARED COMMENT (2017-11-01): Exception cleared- subject to lender affirmation that EOI has been reviewed and coverage deemed compliant with VCC guideline requirements	[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: Approved exception for 'Real Estate' ( presumably in reference to the use of AV vs PP on property purchased within 12 months.) Comp factors: seasoned investor & list of improvements provided.
													WAIVED COMMENT (2017-10-18): Approved exception for 'Real Estate' ( presumably in reference to the use of AV vs PP on property purchased within 12 months.) Comp factors: seasoned investor & list of improvements provided.		Guideline variance approved by lender at time of origination. comp factor: list of improvements Guideline variance approved by lender at time of origination. comp factor: seasoned investor			Loan Review Complete
202402982	1709010112	xxxx	NY	xxxx	Refinance Cash-out - Other	10/11/2017	2	2	1	[1] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided
EXCEPTION INFO: There is no handwritten BP LOI on file for the subject note as required per MCP appendix 2.

CLEARED COMMENT (2017-10-17): Exception cleared- due to receipt of BP LOI on entity letterhead

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: CDA to be ordered by diligence provider
CLEARED COMMENT (2017-10-11): CDA received with 0 variance	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: hazard deductible > $5,000. EOI reflects hazard deductible of $10,000. Per MCP 7.2 II, the max deductible is $5,000.

													WAIVED COMMENT (2017-10-17): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for deductible amount ( comp factor: seasoned investor )		Guideline variance approved by lender at time of origination. comp factor seasoned investor Guideline variance approved by lender post-origination. Comp Factor ; seasoned investor			Loan Review Complete
202402984	1709010131	xxxx	TX	xxxx	Refinance Cash-out - Other	10/18/2017	2	2	1	[1] Application / Processing - Missing Document: Guaranty Agreement not provided
EXCEPTION INFO: There is no guaranty agreement contained in file provided for review.
GENERAL COMMENT (2017-10-25): 10/18/17 (VK) Uploaded guaranty agreements for both borrowers.
CLEARED COMMENT (2017-10-25): Exception cleared- due to receipt of an executed guaranty agreement for all guarantors

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: CDA has been ordered by diligence provider
CLEARED COMMENT (2017-10-18): Received CDA with 0 variance	[2] Misc - Credit Exception:
EXCEPTION INFO: Valuation exception; Appraised value > Purchase price for subject property Purchased within 12 months.Property Purchased for xxxx in xxxx and VCC value per approval reflects unadjusted AV of xxxx (LTV would be 81.9% is PP of xxxx were applied.) The loan approval worksheet does not reflect an approved exception for LTV/cashout on property seasoned < 12 mos
Per MCP 6.6 Cash-out on Recent Purchases: Definition: Borrower on title < 12 months * Value estimate limited to the lessor of the original purchase price or the current appraised value.

WAIVED COMMENT (2017-10-25): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for purchase within 12 mos and using AV instead of PP. ( comp factors: LTV, net tangible benefit )

[2] General - FICO below 650
EXCEPTION INFO: Approved exception for FICO < 650 (qualifying score is 643). Comp factor: LTV & net tangible benefit
WAIVED COMMENT (2017-10-11): Approved exception for FICO < 650 (qualifying score is 643). Comp factors: LTV & net tangible benefit

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Approved exception for Insurance-minor ( presumably for missing replacement cost. )Comp factor: LTV & net tangible benefit
WAIVED COMMENT (2017-10-11): Approved exception for Insurance-minor ( presumably for missing replacement cost. )Comp factor: LTV & net tangible benefit

[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: Approved exception LTV > 50% for Property Listed for sale within 6 mos with no expired/canceled listing agreement provided. ( Appraisal Evidence indicates MLS listing as recently as 02/03/2017). comp factors: LTV & net tangible benefit
WAIVED COMMENT (2017-10-11): Approved exception LTV > 50% for Property Listed for sale within 6 mos with no expired/canceled listing agreement provided. ( Appraisal Evidence indicates MLS listing as recently as 02/03/2017). comp factors: LTV & net tangible benefit
Guideline variance approved by lender at time of origination. Comp factors: LTV & net tangible benefit

Guideline variance approved by lender at time of origination. Comp factors: LTV & net tangible benefit

Guideline variance approved by lender post origination. comp factor net tangible benefit

															Guideline variance approved by lender post origination. comp factor LTV			Loan Review Complete
202403008	1709010384	xxxx	MD	xxxx	Refinance Cash-out - Other	10/19/2017	2	2	1	[2] General - FICO below 650
EXCEPTION INFO: Approved exception for FICO <650. comp factor: seasoned investor.
WAIVED COMMENT (2017-10-17): Approved exception for FICO <650. comp factor: seasoned investor.

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect Replacement cost nor wind/hail coverage. as required per MCP 7.2II

WAIVED COMMENT (2017-10-30): Exception for replacement cost waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for replacement cost ( comp factor: seasoned investor )
													Exception for wind coverage cleared- due to receipt of updated EOI reflecting inclusion of wind coverage.		Guideline variance approved by lender at time of origination.comp factor: seasoned investor. Guideline variance approved by lender post origination. comp factor :seasoned investor			Loan Review Complete
202403018	1709010087	xxxx	PA	xxxx	Refinance Cash-out - Other	10/11/2017	2	2	1	[1] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: There is no AVM nor UW Asset/Analyst review contained in file.

CLEARED COMMENT (2017-10-17): Exception cleared- due to receipt of Asset review and AVM supporting origination value

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: CDA to be ordered by diligence provider
CLEARED COMMENT (2017-10-11): CDA received with 0 variance	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI 1) does not reflect replacement cost coverage as required per MCP 7.2 II, and 2) reflects loss of use as opposed to loss of rents coverage.

													GENERAL COMMENT (2017-10-17): Exception 1) waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for no replacement cost ( comp factor: loan amount covered ) 2) cleared- due to lender affirmation that type of rent/income coverage is compliant.		Guideline variance approved by lender at time of origination. comp factor: loan amount covered Guideline variance approved by lender post-origination. comp factor: loan amount covered			Loan Review Complete
202403050	1709010008	xxxx	NJ	xxxx	Purchase	10/11/2017	2	2	1	[1] Misc - Credit Exception:
EXCEPTION INFO: there are no assignment documents contained in the file provided for review. Neither Assignment of collateral nor Assignment of mortgage are present.

CLEARED COMMENT (2017-10-17): Exception cleared- due to receipt of assignment documents for subject note

[1] Application / Processing - Missing Document: Rent Roll not provided
EXCEPTION INFO: There are no leases nor rent roll contained in file for subject 2 unit property.

CLEARED COMMENT (2017-10-17): Exception cleared, due to receipt of rent roll for subject property and subject to lender affirmation that leases were not a requirement per guidelines at the time of origination.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: CDA to be ordered by diligence provider
CLEARED COMMENT (2017-10-31): Exception cited in error, this file was not selected in the sampling for a secondary valuation to be ordered.	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects exclusion of Wind/hail coverage.
per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

GENERAL COMMENT (2017-10-17): Exception Remains- pending receipt of updated documentation
WAIVED COMMENT (2017-11-01): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for lack of wind/hail coveraget ( comp factors: LTV, Reserves)

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: approved exception- Borrower lives with family rent free, so no VOM/VOR for primary residence is on file.
WAIVED COMMENT (2017-10-06): Approved exception- comp factor: property Cashflows	Guideline variance approved by lender at time of origination. comp factor: property Cashflows

Guideline variance approved by lender post origination. comp factor: LTV

															Guideline variance approved by lender post origination. comp factor: reserves			Loan Review Complete
202404360	1709010441	xxxx	FL	xxxx	Refinance Rate/Term	10/23/2017	2	2	1	[1] Application / Processing - Missing Document: Environmental Report not provided
EXCEPTION INFO: Insufficient enviro coverage: xxxx approval reflects $214,000 coverage vs xxxx loan amount

CLEARED COMMENT (2017-10-26): Exception Cleared- due to receipt of updated evidence of sufficient xxxx Environmental Policy coverage amount.

[1] Closing / Title - Missing Document: UCC-1 not provided
EXCEPTION INFO: There are no UCC's for subject note in file

CLEARED COMMENT (2017-10-26): exception cleared- subject to VCC affirmation that UCC's are not required for loans originated after 8/22/17	[2] General - FICO below 650
EXCEPTION INFO: Approved exception for FICO < 650. comp factor: seasoned business, pride of ownership
WAIVED COMMENT (2017-10-21): Approved exception for FICO < 650. comp factor: seasoned business, pride of ownership

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects 1) wind deductible > $10k, 2) no Business interruption/ Business income coverageas required per MCP 7.2

GENERAL COMMENT (2017-10-31): Exception 1) remains- Bus interruption exception cited on approval instead of Wind deductible
(*Exception 2) eligible to be cleared- due to receipt of EOI reflecting business income coverage)
WAIVED COMMENT (2017-11-02): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for wind deductible amount ( comp factor: Season Business, Pride of ownership)

[2] General - Missing Hazard Insurance
EXCEPTION INFO: There is no evidence of liability provided. per MCP $1MM/ occ/$3MM gen agg is required for subject industrial property type

WAIVED COMMENT (2017-10-31): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Liability coverage amount ( comp factors: seasoned Bus, Pride of ownership )	Guideline variance approved by lender at time of origination.comp factor: seasoned business, pride of ownership

															Guideline variance approved by lender post origination. comp factors :seasoned business, Pride of ownership.			Loan Review Complete
202404371	1709010529	xxxx	IN	xxxx	Refinance Cash-out - Other	10/18/2017	2	2	1	[1] Application / Processing - Missing Document: Guaranty Agreement not provided
EXCEPTION INFO: there is no guaranty agreement contained in file.

CLEARED COMMENT (2017-10-25): Exception cleared- due to receipt of an executed guaranty agreement for all guarantors

[1] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: there is no 1003/application of any kind in file for subject note

CLEARED COMMENT (2017-10-25): Exception cleared- due to receipt of an executed final 1003 for all borrowers

[1] Closing / Title - Missing Document: UCC-1 not provided
EXCEPTION INFO: there are no UCC's contained in file for subject note

CLEARED COMMENT (2017-10-25): exception cleared- subject to VCC affirmation that UCC's are not required for loans originated after 8/22/17	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Earthquake deductible of 10% ($106,000) exceeds guideline allowances of $5M/ $10M per MCP 7.2 II

WAIVED COMMENT (2017-10-25): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for deductible amount ( comp factor: seasoned investor )

[2] General - Market Vacancy over 5%
EXCEPTION INFO: Approved exception for subject vacancy of 23% and UW market vacancy of 20%. comp factors FICO & seasoned investors
WAIVED COMMENT (2017-10-15): Approved exception for subject vacancy of 23% and UW market vacancy of 20%. comp factors FICO & seasoned investors	Guideline variance approved by lender at time of origination. comp factor: seasoned investors

Guideline variance approved by lender at time of origination. comp factors FICO

															Guideline variance approved by lender post origination; comp factor: seasoned investor			Loan Review Complete
202404373	1709010600	xxxx	NJ	xxxx	Purchase	10/18/2017	2	2	1	[1] Credit Documentation - Missing Document: Credit Report not provided
EXCEPTION INFO: There is no credit report for the guarantor contained in file

CLEARED COMMENT (2017-10-25): Exception cleared- due to receipt of credit report for guarantor

[1] Application / Processing - Missing Document: Environmental Report not provided
EXCEPTION INFO: There is no xxxx approval for subject property contained in file.

CLEARED COMMENT (2017-10-25): Exception cleared- due to receipt of xxxx approval for subject note	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect inclusion of Law & Ordinance coverage.

WAIVED COMMENT (2017-10-25): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for omission of law & ordinance coverage ( comp factors: LTV, Reserves )

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception Missing VOR (rent was paid in cash.). comp factor LTV & reserves
WAIVED COMMENT (2017-10-15): Guideline variance approved by lender at time of origination Approved exception Missing VOR (rent was paid in cash.). comp factor LTV & reserves	Guideline variance approved by lender at time of origination. comp factor LTV

Guideline variance approved by lender at time of origination. comp factor: reserves

Guideline variance approved by lender post origination. comp factor: LTV

															Guideline variance approved by lender post origination. comp factor: reserves			Loan Review Complete
202404386	1709010122	xxxx	FL	xxxx	Purchase	10/23/2017	2	2	1	[1] Closing / Title - Missing Document: UCC-1 not provided
EXCEPTION INFO: there are no UCC's in file for subject note

CLEARED COMMENT (2017-10-26): exception cleared- subject to VCC affirmation that UCC's are not required for loans originated after 8/22/17	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind Deductible > $10,000.EOI reflects 5% deductible on $203.4M coverage= $10,170 deductible amount

WAIVED COMMENT (2017-10-30): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for deductible amount ( comp factor: Reserves )

[2] General - Missing Hazard Insurance
EXCEPTION INFO: EOI reflects Gen Agg liability limit of $2MM and subject is warehouse (industial) property. Per MCP 7.2 $3mm Gen Agg is required for industrial property type.

WAIVED COMMENT (2017-10-30): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Liability coverage amount ( comp factor: Reserves )	Guideline variance approved by lender at time of origination. comp factor: reserves

Guideline variance approved by lender post origination. comp factor :reserves

															Guideline variance approved by lender post origination. comp factor: reserves			Loan Review Complete
202404390	1709010362	xxxx	NY	xxxx	Refinance Cash-out - Other	10/18/2017	2	2	1	[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect 1) replacement cost coverage nor 2) law & ordinance coverage.

CLEARED COMMENT (2017-10-25): Exception cleared- due to receipt of updated eoi reflecting law & ordinance coverage and subject to VCC affirmation that replacement cost coverage is no longer required.	[2] General - FICO below 650
EXCEPTION INFO: Approved exception for FICO < 620 required for Fast 50% program loans. comp factors: seasoned investor, LTV
													WAIVED COMMENT (2017-10-16): Approved exception for FICO < 620 required for Fast 50% program loans. comp factors: seasoned investor, LTV		Guideline variance approved by lender at time of origination. comp factor: LTV Guideline variance approved by lender at time of origination. comp factor: seasoned investor			Loan Review Complete
202404413	1709010024	xxxx	FL	xxxx	Purchase	10/11/2017	2	2	1	[1] Application / Processing - Missing Document: Verification of Down Payment Funds not provided
EXCEPTION INFO: Insufficient funds to close- Verification of Assets reflect $222M available; settlement statement reflects $228M due from buyer.Per MCP 6.2 PROOF OF FUNDS- Down Payment- Purchase: Proof of down payment must be verified.

GENERAL COMMENT (2017-10-17): Exception Remains- pending receipt of updated documentation
CLEARED COMMENT (2017-10-18): Exception cleared- due to receipt of documentation verifying closing attorney's receipt of wire transfer of funds required to close.

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: The Settlement statement provided is not marked final nor stamped nor marked as certified true & correct by settlement agent

GENERAL COMMENT (2017-10-17): Exception Remains- pending receipt of updated documentation
GENERAL COMMENT (2017-10-18): 10/17/17 (VK) Uploaded certified final settlement statement.
CLEARED COMMENT (2017-10-18): Exception cleared- due to receipt of certified final settlement statement for subject note.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: CDA to be ordered by diligence provider
CLEARED COMMENT (2017-10-31): Exception cited in error, this file was not selected in the sampling for a secondary valuation to be ordered.	[2] Misc - Credit Exception:
EXCEPTION INFO: CDCR < 1.15x. There is no exception cited for CDCR .per MCP 6.5 * The maximum allowable Combined Loan-to-Value (CLTV) is 80%. The Combined Debt-Service Coverage ratio shall generally not be below 1.15 in connection with VCC’s loan program

WAIVED COMMENT (2017-10-17): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for CDCO < 1.15x (comp factors: LTV, seasoned investor )

[2] General - DCR UW VCC Bid Tape Field Value differs from Review Field Value. Identify variance details in comment box.
EXCEPTION INFO: Approved exception for DCR < 1.20x
WAIVED COMMENT (2017-10-08): Approved exception for DCR < 1.20. comp factors: reduced LTV & experienced investor

[2] General - FICO below 650
EXCEPTION INFO: Approved exception forFICO < 650
WAIVED COMMENT (2017-10-08): Approved exception for FICO < 650. comp factors: reduced LTV & experienced investor

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Deductible exceeds guideline thresholds;Aggregate deductible of $2,500 / bldg on 3 blgds exceeds guideline threshold of $5,000 and Hurricane deductible of 2% on coverage of $1.5MM = $30M which exceeds guideline threshold of $10,000.
Per MCP 7.2 a. the insurance policy: * must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage; wind/hail deductible up to the lesser of 5% or $10,000 is acceptable except as provided herein;...2) (Approved exception for no law & ordinance coverage is noted)

WAIVED COMMENT (2017-10-17): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exceptions for deductible amount and no Law & Ordinance coverage ( comp factors: LTV, seasoned investor )	Guideline variance approved by lender at time of origination. comp factors: reduced LTV & experienced investor

Guideline variance approved by lender at time of origination. comp factors: reduced LTV & experienced investor

Guideline variance approved by lender post- origination. Comp Factor: LTV

															Guideline variance approved by lender post-origination. comp factor: seasoned investor			Loan Review Complete
202404416	1709010329	xxxx	PA	xxxx	Refinance Cash-out - Other	10/11/2017	2	2	1	[1] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Missing approval doc for guarantor xxxx

CLEARED COMMENT (2017-10-17): Exception Cleared- due to receipt of updated Final loan approval worksheet reflecting information for both co-guarantors of subject note

[1] Application / Processing - Missing Document: Guaranty Agreement not provided
EXCEPTION INFO: Missing Signature affidavit and Guaranty agreement for Guarantor xxxx

CLEARED COMMENT (2017-10-17): Exception Cleared- due to receipt of Guaranty agreement ans signature affidavit for cited co-guarantor of subject note

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: CDA to be ordered by diligence provider
CLEARED COMMENT (2017-10-31): Exception cited in error, this file was not selected in the sampling for a secondary valuation to be ordered.	[2] General - DCR UW VCC Bid Tape Field Value differs from Review Field Value. Identify variance details in comment box.
EXCEPTION INFO: Approved exception for DSCR <1.20x. Comp factor; seasoned investor
WAIVED COMMENT (2017-10-08): Approved exception for DSCR <1.20x. Comp factor; seasoned investor

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI Reflects exclusion of named storm ( hurricane) coverage.Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

													WAIVED COMMENT (2017-10-17): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Named storm coverage exclusion ( comp factor:seasoned investor )		Guideline variance approved by lender at time of origination. Comp factor; seasoned investor Guideline variance approved by lender post-origination. comp factor: seasoned investor			Loan Review Complete
202404418	1709010367	xxxx	FL	xxxx	Refinance Rate/Term	10/11/2017	2	2	1	[1] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: 1) VMC adjusted value discrepancy- VCC Review form indicated xxxx adjusted value, vs VCC approval WS indicates xxxx adjusted value.
2) VCC analyst review document is not dated.Material due to adjustment of appraised value as approved.

GENERAL COMMENT (2017-10-17): Exception item 1) remains- Analyst Appraisal Review is the 'final VCC value determination' per MCP 3.4 Appraisal Procedure (Investor 1-4), Analyst value aligns with VCC Value per approval worksheet in the majority of cases reviewed where VCC value is adjusted for purchase within 12 months.
(Exception 2) would be eligible to be cleared- due to receipt of dated copy of Analyst review)
CLEARED COMMENT (2017-10-25): exception cleared- subject to VCC affirmation that VCC approved value is not required to align with Analyst review value and that the subject note and approval is compliant with underwriting guidelines

[1] General - Missing Environmental Report
EXCEPTION INFO: Insufficient enviro coverage amount; xxxx Approval amount xxxx vs loan amount of xxxx.

CLEARED COMMENT (2017-10-17): Exception cleared- due to receipt of updated xxxx approval document reflecting sufficient coverage for full face amount of subject note

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: CDA to be ordered by diligence provider
CLEARED COMMENT (2017-10-31): Exception cited in error, this file was not selected in the sampling for a secondary valuation to be ordered.	[2] General - FICO below 650
EXCEPTION INFO: Approved Exception for FICO <650. comp factors:Low LTV , Reserves
WAIVED COMMENT (2017-10-08): Approved Exception for FICO <650. comp factors:Low LTV , Reserves

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Approved Exception for Wind/ Hail deductible >$10k. comp factors:Low LTV , Reserves
WAIVED COMMENT (2017-10-08): Approved Exception for Wind/ Hail deductible >$10k. comp factors:Low LTV , Reserves

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved Exception for Incomplete VOR/VOM. comp factors:Low LTV , Reserves
													WAIVED COMMENT (2017-10-08): Approved Exception for Incomplete VOR/VOM. comp factors:Low LTV , Reserves		Guideline variance approved by lender at time of origination. comp factors:Low LTV , Reserves Guideline variance approved by lender at time of origination. comp factors:Low LTV , Reserves			Loan Review Complete
202404419	1709010422	xxxx	MS	xxxx	Purchase	10/11/2017	2	2	1	[1] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: VMC Approved value discrepancy. xxxx adjusted value Per VCC Analyst review vs xxxx value per loan approval.

GENERAL COMMENT (2017-10-17): Exception remains;VCC guidelines state that Analyst review value is the final determination of VCC value.The Analyst Value and VCC value per Approval document do not align.
( per MCP 3.4 Appraisal Procedure (Investor 1-4): If the appraised value is $1,000,000 or more, the appraisal is automatically sent to VCC’s internal Appraisal Review Department for a VCC Real Estate Analyst to review the appraisal to ensure the initial report’s quality, credibility and final determination of VCC value.)
CLEARED COMMENT (2017-10-25): exception cleared- subject to VCC affirmation that the VCC approved value is not required to align with Analyst review value and that the subject note and approval is compliant with underwriting guidelines	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Approved exception- Waiver of ins escrow- Blanket policy- no specific property limits. Comp factors DCR & seasoned investor
													WAIVED COMMENT (2017-10-08): Approved exception- Blanket policy- no specific property limits. Comp factors DCR & seasoned investor		Guideline variance approved by lender at time of origination. Comp factors DCR & seasoned investor Guideline variance approved by lender at time of origination. Comp factors DCR & seasoned investor			Loan Review Complete
202404429	1709010480	xxxx	CA	xxxx	Purchase	10/25/2017	2	2	1	[2] Application / Processing - Missing Document: Rent Roll not provided
EXCEPTION INFO: Approved exception for no lease / vacant property. comp factors: LTV, FICO.
WAIVED COMMENT (2017-10-23): Approved exception for no lease / vacant property. comp factors: LTV, FICO.

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for incomplete VOR- Borrower lives rent free with relative. comp factors: LTV, FICO
WAIVED COMMENT (2017-10-23): Approved exception for incomplete VOR- Borrower lives rent free with relative. comp factors: LTV, FICO

[2] General - Missing Hazard Insurance
EXCEPTION INFO: Approved exception for Gen Agg liability limit of < $3MM. comp factors: LTV, FICO.
													WAIVED COMMENT (2017-10-23): Approved exception for Gen Agg liability limit of < $3MM. comp factors: LTV, FICO.		Guideline variance approved by lender at time of origination. Comp factor: LTV Guideline variance approved by lender at time of origination. comp factor: FICO			Loan Review Complete
202404430	1709010274	xxxx	CA	xxxx	Refinance Cash-out - Other	10/23/2017	2	2	1	[1] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: Cashout on recently listed property. per MCP 6.6 recently listed properties are only eligible for rate/term refi

CLEARED COMMENT (2017-10-31): exception cleared- subject to VCC affirmation that recently listed properties are eligible for cashout up to 50% LTV	[2] Misc - Credit Exception:
EXCEPTION INFO: approved exception for DCR < 1.0x on Owner user property. comp Factors: LTV & FICO
WAIVED COMMENT (2017-10-22): approved exception for DCR < 1.0x on Owner user property. comp Factors: LTV & FICO

[2] General - Missing Hazard Insurance
EXCEPTION INFO: EOI reflects Gen Agg liability limit of $2MM and subject is auto service (industial) property. Per MCP 7.2 $3mm Gen Agg is required for industrial property type.

WAIVED COMMENT (2017-10-31): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Liability coverage amount ( comp factors: LTV,FICO )

[2] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: There is no lease provided- per MCP appendix 2 leases are required for Traditional Properties with notes > $500M that are not used as primary residence

WAIVED COMMENT (2017-10-31): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for no lease ( comp factors: LTV, FICO )	Guideline variance approved by lender at time of origination. Comp factor: LTV

Guideline variance approved by lender at time of origination. comp Factor: FICO

Guideline variance approved by lender post origination. Comp Factor: FICO

															Guideline variance approved by lender post origination. comp factor: LTV			Loan Review Complete
202404435	1709010077	xxxx	IN	xxxx	Purchase	10/11/2017	2	2	1	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Approved exception for no law & Ord coverage.comp factors FICO & seasoned investor
WAIVED COMMENT (2017-10-09): Approved exception for no law & Ord coverage.comp factors FICO & seasoned investor

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for missing VOR primary.comp factors FICO & seasoned investor
													WAIVED COMMENT (2017-10-09): Approved exception for no VOR (primary).comp factors FICO & seasoned investor		Guideline variance approved by lender at time of origination. comp factors FICO & seasoned investor Guideline variance approved by lender at time of origination. comp factors FICO & seasoned investor			Loan Review Complete
202404443	1709010031	xxxx	NY	xxxx	Refinance Cash-out - Other	10/25/2017	2	2	1	[1] Application / Processing - Missing Document: Guaranty Agreement not provided
EXCEPTION INFO: Missing guaranty agreement for 1 of 2 guarantors

CLEARED COMMENT (2017-10-30): Exception cleared- due to receipt of an executed guaranty agreement for all guarantors

[1] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Inccompete VOR- primary. no payment history in file for primary residence.

CLEARED COMMENT (2017-10-30): exception cleared- subject to VCC affirmation that VOR/VOM in file for subject loan has been reviewed and deemed compliant with all applicable guideline requirements.	[2] Misc - Credit Exception:
EXCEPTION INFO: Approved exception got DCR < 1.25x. comp factor: LTV
WAIVED COMMENT (2017-10-24): Approved exception got DCR < 1.25x. comp factor: LTV

[2] Credit Eligibility - Guideline Issue: Derogatory consumer credit outside of credit guidelines
EXCEPTION INFO: Approved exception for xxxx < 24 mos aged. comp factor: LTV
WAIVED COMMENT (2017-10-24): Approved exception for Lis Pendens < 24 mos aged. comp factor: LTV

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind/Hail Deductible is > $10,000

WAIVED COMMENT (2017-10-31): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for deductible amount ( comp factor: LTV )

[2] Insurance Documentation - Missing Document: Hazard Insurance Policy not provided
EXCEPTION INFO: Approved exception for waiver of insurance impounds. comp factor: LTV
													WAIVED COMMENT (2017-10-24): Approved exception for waiver of insurance impounds. comp factor: LTV		Guideline variance approved by lender at time of origination. comp factor: LTV Guideline variance approved by lender post origination. comp factor: LTV			Loan Review Complete
202404444	1709010064	xxxx	AL	xxxx	Refinance Cash-out - Other	10/25/2017	2	2	1	[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect inclusion of Wind/Hail/Named storm coverage as required per MCP 7.2

CLEARED COMMENT (2017-10-31): exception cleared- subject to VCC affirmation that wind/hail/named storm coverage is not required for subject property location	[2] Application / Processing - Missing Document: Rent Roll not provided
EXCEPTION INFO: Approved exception for 34% vacancy. comp factors: FICO, seasoned investor
													WAIVED COMMENT (2017-10-24): Approved exception for 34% vacancy. comp factors: FICO, seasoned investor		Guideline variance approved by lender at time of origination. comp factor FICO Guideline variance approved by lender at time of origination. comp factor: seasoned investor			Loan Review Complete
202404450	1709010042	xxxx	NY	xxxx	Purchase	10/23/2017	2	2	1	[2] General - LTV does not meet guidelines
EXCEPTION INFO: Approved exception for 70% LTV for FT investor. comp factor: reserves
WAIVED COMMENT (2017-10-22): Approved exception for 70% LTV for FT investor. comp factor: reserves

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: There are no P&L's nor Business license in file for subject note; approval doc does not reflect any specification for waiver/ discretionary non-requirement of these documents per guidelines.

GENERAL COMMENT (2017-11-01): Exception remains: per approval subject is Owner User Inv type: borrower is the manager of the auto repair business that her husband operates in subject property.
WAIVED COMMENT (2017-11-02): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for missing P&L's and Business License ( comp factor: Seasoned Business Owners )

[2] Application / Processing - Missing Document: Verification of Down Payment Funds not provided
EXCEPTION INFO: 1) Insufficient verified funds to close:verified funds are $946.85 less than required funds required to close per Final settlement stmt. 2) resultant exception : Insuficient reserves as required per MCP 6.3. 2a.) cited comp factor of reserves is applied to cited LTV exception.

GENERAL COMMENT (2017-11-01): Exception 2 & 2a remain- Insufficient reserves for FT investor, and reserves cited as the sole comp factor for the 2x previously cited exceptions.
WAIVED COMMENT (2017-11-02): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for insufficient reserves, and removal of reserves as cited comp factor.( comp factor: seasoned business owner )
( Exception for funds to close is cleared due to receipt of certified funds/cashiers checks documenting funds to close)

[2] General - Missing Hazard Insurance
EXCEPTION INFO: EOI reflects Gen Agg liability limit of $2MM and subject is auto service (industial) property. Per MCP 7.2 $3mm Gen Agg is required for industrial property type.

WAIVED COMMENT (2017-11-01): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Liability coverage amount ( comp factor:Reserves )

[2] Appraisal Documentation - Primary Appraisal was more than 12 months old at the time of origination.
EXCEPTION INFO: Appraisal aged > 180 days at closing. Appraisal effective date 10/11/16; note date 4/27/17

WAIVED COMMENT (2017-11-01): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for appraisal aged > 6 mos ( comp factor:Reserves )	Guideline variance approved by lender at time of origination. comp factor: reserves

Guideline variance approved by lender post origination. comp factor: reserves

															Guideline variance approved by lender post origination. comp factor: Seasoned Business Owners			Loan Review Complete
202404456	1709010162	xxxx	NY	xxxx	Refinance Rate/Term	10/18/2017	2	2	1	[2] Misc - Credit Exception:
EXCEPTION INFO: Approved exception for DSCR < 1.20 comp factors: LTV & seasoned investor
WAIVED COMMENT (2017-10-10): Approved exception for DSCR < 1.20 comp factors: LTV & seasoned investor

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects exclusion for named storms (hurricane). Per MCP7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

GENERAL COMMENT (2017-11-01): Exception remains: document not included in updates received
WAIVED COMMENT (2017-11-02): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for exclusion of named storm coverage ( comp factors: LTV, experienced owner/user )

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for VOR/VOR comp factors: LTV & seasoned investor
WAIVED COMMENT (2017-10-10): Approved exception for VOR/VOR comp factors: LTV & seasoned investor	Guideline variance approved by lender at time of origination. comp factors: LTV & seasoned investor

Guideline variance approved by lender at time of origination. comp factors: LTV & seasoned investor

Guideline variance approved by lender post origination. comp factor: LTV

															Guideline variance approved by lender post origination.. comp factor: seasoned owner/user			Loan Review Complete
202404458	1709010129	xxxx	FL	xxxx	Purchase	10/18/2017	2	2	1	[1] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided
EXCEPTION INFO: THere is no BP disclosure on file for subject note/ guarantor as required per MCP appendix 2

CLEARED COMMENT (2017-10-25): Exception cleared- due to receipt of a handwritten BP LOI for subject note

[1] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: There are only 9 leases in file for the subject 22 unit property. Per MCP appendix 2 leases are required.

CLEARED COMMENT (2017-10-25): exception cleared- subject to VCC affirmation that only 20% of leases min are required for larger properties.	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Approved exception for Named storm/wind/hail deductible of $50M+ exceeds guideline max of $10,000. Comp factor seasoned investor
													WAIVED COMMENT (2017-10-11): Approved exception for Named storm/wind/hail deductible of $50M+ exceeds guideline max of $10,000. Comp factor seasoned investor		Guideline variance approved by lender at time of origination. Comp factor seasoned investor Guideline variance approved by lender at time of origination. Comp factor seasoned investor			Loan Review Complete
202404459	1709010245	xxxx	CT	xxxx	Refinance Rate/Term	10/18/2017	2	2	1	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for incomplete VOR primary. comp factor reserves & seasoned investor
WAIVED COMMENT (2017-10-11): Approved exception for incomplete VOR (primary). comp factors experienced investor & reserves	Guideline variance approved by lender at time of origination. comp factors experienced investor & reserves

															Guideline variance approved by lender at time of origination. comp factors experienced investor & reserves			Loan Review Complete
202404463	1709010196	xxxx	CA	xxxx	Refinance Rate/Term	10/25/2017	2	2	1	[2] Misc - Credit Exception:
EXCEPTION INFO: Approved exception for DCR < 1.0x. comp factors: LTV, reserves, property condition
WAIVED COMMENT (2017-10-24): Approved exception for DCR < 1.0x. comp factors: LTV, reserves, property condition

[2] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: There is no lease for subject property as required per MCP appendix 2 for traditional loans > $500M where the borrower does not occupy as primary residence

GENERAL COMMENT (2017-10-30): Exception remains: Per MCP appendix 2 leases are required for traditional loans > $500M
WAIVED COMMENT (2017-11-01): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for no lease/ for subject property. ( comp factor: LTV, Reserves, property condition )	Guideline variance approved by lender at time of origination. comp factor reserves

Guideline variance approved by lender at time of origination. comp factor: Property condition ( excellent)

															Guideline variance approved by lender at time of origination. comp factor: LTV			Loan Review Complete
202404472	1709010002	xxxx	FL	xxxx	Purchase	10/18/2017	3	3	1	[3] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect: 1) replacement cost cost coverage, 2) Coverage amount of $145,000 is significantly lower than note amount of xxxx and no replacement cost figures available due to missing appraisal 3) Gen Aggregate Liability of $3MM as required for industrial/whse property type 4) Wind/Hail deductible of $7,250 exceeds guideline max of $5,000

GENERAL COMMENT (2017-10-26): Exceptions 1 & 4 remain; applicable guidelines uploaded indicate 1)that replacement cost coverage is required and 4)max deductible amount is $5,000. There are no approved exceptions cited on loan approval WS provided.
[ Exceptions 2) & 3) eligible to be cleared - due to receipt of appraisal verifying replacement cost and non-industrial property]

GENERAL COMMENT (2017-11-02): The comp factors listed on this newest loan approval are "Updated 5.8.17 Valuation" Diligence is unable to substantiate that as a comp factor for this guideline requirement.	[2] General - FICO below 650
EXCEPTION INFO: Both co- borrowers have scores below 650; 612 mid score for one and 563 (lesser of 2 scores) for the other,563 is representative score- Per guidelines the lower of 2 co borrowers is the applicable representative score.

GENERAL COMMENT (2017-10-26): exception remains- min FICO was 625 per applicable guidelines at origination.

GENERAL COMMENT (2017-11-02): Received an updated loan approval with a guideline exception listed for FICOs. However, the approval reflects the approved FICOs as 628 & 612, when the accurate FICOs are 612 & 563. It's noted this file also has a guideline exception for the hazard insurance. The comp factors listed on this newest loan approval are "Updated 5.8.17 Valuation" Diligence is unable to substantiate that as a comp factor for this guideline requirement.	[1] Misc - Credit Exception:
EXCEPTION INFO: 1) Purchase price discrepancy; There is no purchase contract contained in file. Final HUD reflects $375,000 PP and approval indicates a PP of xxxx
2)There is no analysis of DSCR for subject owner user property.Per guidelines owner user properties require 1.0 min DSCR.There is no analysis of rent/ NOI contained in the provided VCC analyst asset review.

GENERAL COMMENT (2017-10-25): Exception Cleared- 1) due to receipt of updated Final loan approval worksheet reflecting corrected purchase price,. 2) due to verification that DSCR was not a requirement for subject loan amount per applicable guidelines.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: There is no appraisal document contained in file.There is a VCC analyst appraisal review, but the appraisal source docs are not contained in file.Note also that the VCC analyst asset review is signed/dated ~4 weeks subsequent to note / settlement date.

GENERAL COMMENT (2017-10-26): Exception for Analyst review date discrepancy was not addressed. and 2) Additional exception cited during review of updated docs:, Analyst review contains error: Purchase price in summary listed as xxxx however in analyst comments the contract price of xxxx is referenced. the HUD-1 in file also supports xxxx PP.
[*Exception related to missing appraisal doc eligible to be cleared- due to receipt of appraisal document.]
CLEARED COMMENT (2017-11-02): Origination appraisal was provided and lender's internal review is in file, exception cleared.

[1] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: [ exception 1) is recurrent due to errors on most recently uploaded updated document.] Approval document contains errors: 1) Approval doc contains discrepancy;Purchase price reflected as xxxx Per Final HUD, PP was xxxx.2) there are no exceptions cited in the provided approval worksheet.

GENERAL COMMENT (2017-11-02): Exception remains-Approval doc contains Errors: The FICO scores represented on the provided approval do not align with credit reporting in file. ( approval WS has scores of 628, & 612 for Mr & Mrs co-borr. respectively; credit report reflects 612 & 563 for them respectively.
(receipt of updated Final loan approval worksheet (with inaccurate scores presented) but otherwise 1) reflecting corrected PP, and 2)including a majority of the cited exceptions (excepting only Analyst review exception at present revision.) .(exception comp factor: updated 05/07/2017 valuation )
CLEARED COMMENT (2017-11-02): Received updated approval with purchase price of $375,000

[1] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: There are no P&Ls for subject owner user property. 2 yrs P&L required per guidelines

CLEARED COMMENT (2017-10-26): exception cleared- subject to lender affirmation that this item was not required per guidelines applicable at origination.

[1] Application / Processing - Missing Document: Proof of Residency Status not provided
EXCEPTION INFO: there are no DL/passport/SS cards for subject co- borrowers on file

CLEARED COMMENT (2017-10-26): exception cleared- subject to lender affirmation that this item was not required per guidelines applicable at origination.

[1] Application / Processing - Missing Document: Verification of Down Payment Funds not provided
EXCEPTION INFO: 1) Insufficient funds to close. Per HUD, the cashh due from borrower at closing was 131,906.74.per loan approval worksheed Assets available were $130,707
2) Insufficient reserves-Borrowers appear to be FT investors, and reserves < 3 mos.

CLEARED COMMENT (2017-10-26): exceptions cleared- due to receipt of applicable guidelines verifying requirements were NA at time of origination.

[1] General - Missing Environmental Report
EXCEPTION INFO: There is no xxxx approval for the subject property contained in file.

CLEARED COMMENT (2017-10-26): exception cleared- due to receipt of evidence of sufficient coverage amount under xxxx protection policy.

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: The Final HUD on file is not signed by either coborrower, nor signed/ stamped by the settlement agent to certify that it is a true and correct copy.

GENERAL COMMENT (2017-10-26): Exception remains; per applicable guidelines at time of origination; the Final HUD must be certified to be true & correct.Additional HUD exception identified: 2) Purchase contract not contained in file. Per MCP 2.5.1 The HUD-1 must: * indicate sales price and earnest money deposit agree with purchase contract,* reflect fees and amounts paid by either Buyer or Seller agree with purchase contract and legal documentation,
CLEARED COMMENT (2017-11-02): Exception cleared- due to receipt of certified final settlement stmt for subject note

[1] Closing / Title - Note Error: Prepayment penalty balance type is blank.
EXCEPTION INFO: Per approval, note was to have a 5 year interest guarantee in addition to 3% PP penalty for 8 yrs.

The 5 yr Guarantee does not appear to be contained in the terms of the note documents provided.

CLEARED COMMENT (2017-10-25): exception cleared- subject to VCC affirmation that condition was implemented satisfactorily

[1] Credit Documentation - The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.
EXCEPTION INFO: Owner User property - there is no bus income busines interruption coverage reflected in EOI.

												CLEARED COMMENT (2017-10-26): exception cleared- due to receipt of guidelines verifying that bus income coverage was not required at the time of origination.			Guideline variance approved by lender post origination (xxxx note date). Comp Factor: updated 05/08/2017 AMS Valuation			Reviewed with Exceptions
202471884	1709010013	xxxx	NJ	xxxx	Refinance Cash-out - Other	10/23/2017	2	2	1	[1] Application / Processing - Missing Document: BPO not provided
EXCEPTION INFO: Pending receipt of BPO- there is no BPO contained in the file provided

CLEARED COMMENT (2017-11-01): BPO received with valuation of $608M as of 10/31/17

[1] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: There are no leases provided for 3 of the 4 units in the subject property. per MCP appendix 2, leases are required.

CLEARED COMMENT (2017-10-30): exception cleared- subject to VCC affirmation that leases are not required for loans < $500M on traditional property types.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Seller to provide BPO

CLEARED COMMENT (2017-11-01): BPO received with valuation of $608M as of 10/31/17	[2] General - Ineligible property
EXCEPTION INFO: Approved exception for rural property. comp factor LTV
WAIVED COMMENT (2017-10-20): Approved exception for rural property. comp factor LTV

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Liability aggregate < $2MM for partial industrial property. A portion of subject property is utilized as an auto repair business, which is qualified as industrial purpose per appraisal.Per MCP 7.2 Industrial buildings require $1MM/$3MM liability coverage.

GENERAL COMMENT (2017-10-30): exception remains- there was no updated approval doc for subject note included in updates provided.
													WAIVED COMMENT (2017-11-01): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Liability coverage amount ( comp factor: LTV )		Guideline variance approved by lender at time of origination. comp factor: LTV Guideline variance approved by lender post origination. comp factor: LTV			Loan Review Complete
202471890	1709010692	xxxx	NY	xxxx	Refinance Cash-out - Other	10/23/2017	2	2	1	[1] Misc - Credit Exception:
EXCEPTION INFO: Therte are no assignment documents for subject note contained in file.

GENERAL COMMENT (2017-10-30): Exception remains; assignment of collateral & assignment of deed/mortgage not provided
CLEARED COMMENT (2017-11-01): Exception cleared- due to receipt of assignment documents for subject note

[1] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: VCC Analyst Review document is incomplete- the fields are blank for Analyst value and Review value in Property Information , as well as Reconciled As-is Values In Summary of Values. Additionally the underwritten market vacancy of 52% contributes to request for verification of Analyst review document accuracy.

CLEARED COMMENT (2017-10-31): Exception cleared- due to receipt of updated/complete Analyst Review for subject note

[1] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Approval discrepancy;Approval reflects 44.5% as Owner occ %, but type as owner-user,however the provided lease indicates the entire building is rented by the borrower.

GENERAL COMMENT (2017-11-01): Exception remains: subject site is 1 building per appraisal 'the site is currently improved with a part-one- and part-two-story mixed-use building, plus partial basement, consisting of two (2) units; one (1) retail unit and one (1) five room, three-bedroom duplex apartment unit. 'Borrowers lease specifies whole building and the identical address as the provided mtm lease.
CLEARED COMMENT (2017-11-02): Exception cleared- subject to lender affirmation that subject leases have been reviewed and deemed compliant with VCC guideline requirements and that the leases evidence partial (44.5%) owner Occupancy with owner-user (business purpose) occupancy only

[1] Application / Processing - Missing Document: Non-Owner Occupancy Declaration not provided
EXCEPTION INFO: Subject building is 100% owner occupied ( both commercial and residential units)- per lease agreement on filel. ( NOO portion of property consists of yard & garage space only)There is no UW BP analysis, nor Owner Occ BP cert as required per MCP appendix 2.

GENERAL COMMENT (2017-10-31): Exception remains: cited lease agreement for borrower via xxxx reflects "whole Building" as the part of building leased.
GENERAL COMMENT (2017-11-01): Exception remains: subject site is 1 building per appraisal 'the site is currently improved with a part-one- and part-two-story mixed-use building, plus partial basement, consisting of two (2) units; one (1) retail unit and one (1) five room, three-bedroom duplex apartment unit. 'Borrowers lease specifies whole building and the identical address as the provided mtm lease.
GENERAL COMMENT (2017-11-02): Exception cleared- subject to lender affirmation that subject leases have been reviewed and deemed compliant with VCC guideline requirements and that the leases evidence partial (44.5%) owner Occupancy with owner-user (business purpose) occupancy only

[1] Closing / Title - Missing Document: UCC-1 not provided
EXCEPTION INFO: there are no UCCs in file

CLEARED COMMENT (2017-10-30): exception cleared- subject to VCC affirmation that UCC's are not required for loans originated after 8/22/17	[2] General - FICO below 650
EXCEPTION INFO: Approved exception for FICO <620 required minimum per MCP 5.7 <50% LTV loans. Comp factor: LTV of 50%
WAIVED COMMENT (2017-10-20): Approved exception for FICO <620 required minimum per MCP 5.7 <50% LTV loans. Comp factor: LTV of 50%

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI 1) does not contain law & ordinance coverage, 2) reflects business income coverage amount of $6,000 which is <12 months rent, and equates to 3 months rent for owner-user portion, or ~ 4 months P&I, or < 2 mos PITI.

WAIVED COMMENT (2017-10-30): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for limited business income coverage and missing Law & ordinance coverage. ( comp factor: LTV, )	Guideline variance approved by lender at time of origination. comp factor: LTV of 50%

Guideline variance approved by lender post origination. comp factor: FICO

Guideline variance approved by lender post origination. comp factor: LTV

															Guideline variance approved by lender post origination. comp factor: LTV			Loan Review Complete
202471902	1709010713	xxxx	MD	xxxx	Refinance Cash-out - Other	10/25/2017	2	2	1	[1] Misc - Credit Exception:
EXCEPTION INFO: missing assignment docs for subject note

GENERAL COMMENT (2017-10-30): Exception remains; assignment of collateral & assignment of deed/mortgage not provided
CLEARED COMMENT (2017-11-01): Exception cleared- due to receipt of assignment docs for subject note

[1] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: there is no Analyst review/ AVM in file

GENERAL COMMENT (2017-10-30): Exception remains; Analyst review and/or AVM not provided
CLEARED COMMENT (2017-11-01): Exception cleared- due to receipt of Analyst Review and AVM for subject note

[1] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: no 1003/app in file

CLEARED COMMENT (2017-10-30): Exception cleared- due to receipt of application/1003 for subject note

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: no certified final settlement stmt in file

CLEARED COMMENT (2017-10-30): Exception cleared- due to receipt of certified final settlement stmt for subject note

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: ordered October, 2017
CLEARED COMMENT (2017-10-23): Received CDA with 0 variance	[2] General - Ineligible property
EXCEPTION INFO: Property is rural; ineligible per MCP 4.1. no exception identified/approved per loan approval WS

GENERAL COMMENT (2017-10-30): exception remains- final loan worksheet not included in updates received
WAIVED COMMENT (2017-11-01): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Liability coverage amount ( comp factor: LTV, Reserves, FICO, seasoned investor )

[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: Approved exception for 'seasoning' - subject property acquired within 12 mos in an off-market transaction. AV used instead of PP. comp factor: LTV
													WAIVED COMMENT (2017-10-25): Approved exception for 'seasoning' - subject property acquired within 12 mos in an off-market transaction. AV used instead of PP. comp factor: LTV		Guideline variance approved by lender at time of origination. comp factor: LTV Guideline variance approved by lender post origination. comp factor: LTV			Loan Review Complete
202471917	1709010449	xxxx	OH	xxxx	Refinance Rate/Term	10/23/2017	2	2	1	[1] Closing / Title - Missing Document: UCC-1 not provided
EXCEPTION INFO: there are no UCC's for subject note in file

CLEARED COMMENT (2017-10-26): exception cleared- subject to VCC affirmation that UCC's are not required for loans originated after 8/22/17	[2] Misc - Credit Exception:
EXCEPTION INFO: Approved exception for DCR <1.25x. Comp factor: seasoned investor & mtg payment history
WAIVED COMMENT (2017-10-23): Approved exception for DCR <1.25x. Comp factor: seasoned investor & mtg payment history

[2] General - Missing Hazard Insurance
EXCEPTION INFO: EOI reflects Gen Agg liability limit of $2MM and subject is warehouse (industial) property. Per MCP 7.2 $3mm Gen Agg is required for industrial property type.

WAIVED COMMENT (2017-10-26): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Liability coverage amount ( comp factors:Seasoned investor, mtg payment history )	Guideline variance approved by lender at time of origination. Comp factor : seasoned investor & mtg pmt history

															Guideline variance approved by lender post origination.( comp factors: seasoned investor, mtg payment history )			Loan Review Complete
202471919	1709010523	xxxx	CA	xxxx	Refinance Rate/Term	10/19/2017	2	2	1	[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: there is no certified final settlement stmt on file

CLEARED COMMENT (2017-11-01): Exception cleared- due to receipt of certified final settlement stmt for subject note

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
GENERAL COMMENT (2017-10-25): CDA on order, exception will be updated upon receipt.
CLEARED COMMENT (2017-10-27): Received CDA with 0 variance	[2] General - FICO below 650
EXCEPTION INFO: Approved exception for FICO< 650 comp factors: seasoned investor, LTV, Reserves
WAIVED COMMENT (2017-10-19): Approved exception for FICO< 650 comp factors: seasoned investor, LTV, Reserves

[2] Credit Eligibility - Guideline Issue: Derogatory consumer credit outside of credit guidelines
EXCEPTION INFO: Approved exception for Default < 24mos. comp factors: seasoned investor, LTV, Reserves
WAIVED COMMENT (2017-10-19): Approved exception for Default < 24mos. comp factors: seasoned investor, LTV, Reserves

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for missing/incomplete VOM comp factors: seasoned investor, LTV, Reserves
WAIVED COMMENT (2017-10-19): Approved exception for FICO< 650 comp factors: seasoned investor, LTV, Reserves	Guideline variance approved by lender at time of origination. comp factor: LTV

Guideline variance approved by lender at time of origination. comp factor: reserves

															Guideline variance approved by lender at time of origination. comp factor: seasoned investor			Loan Review Complete
202471920	1709010593	xxxx	NY	xxxx	Refinance Cash-out - Other	10/23/2017	2	2	1	[1] Closing / Title - Missing Document: Title Preliminary not provided
EXCEPTION INFO: there is no title work of any type in file; prelim, commitment, nor final.

CLEARED COMMENT (2017-10-26): exception cleared- due to receipt of updated title work reflecting removal of life- estate previously clouding title vesting.

[1] Closing / Title - Missing Document: UCC-1 not provided
EXCEPTION INFO: There are no UCC's on file for subject note.

CLEARED COMMENT (2017-10-26): exception cleared- subject to VCC affirmation that UCC's are not required for loans originated after 8/22/17

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
GENERAL COMMENT (2017-10-25): CDA on order, exception will be updated upon receipt.
CLEARED COMMENT (2017-10-27): Received CDA with 0 variance	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects coinsurance which is not compliant with MCP 7.2 II

GENERAL COMMENT (2017-10-26): exception remains- loan approval WS was not included in updates provided.
WAIVED COMMENT (2017-10-31): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for co-insurancet ( comp factor: seasoned investor )

[2] General - LTV does not meet guidelines
EXCEPTION INFO: Approved exception for LTV Major ( presumably for 75% LTV on jumbo loan). comp factor seasoned investor.
													WAIVED COMMENT (2017-10-20): Approved exception for LTV Major ( presumably for 75% LTV on jumbo loan). comp factor seasoned investor.		Guideline variance approved by lender at time of origination. comp factor: seasoned investor Guideline variance approved by lender post origination. comp factor: seasoned investor			Loan Review Complete
202471929	1709010722	xxxx	CA	xxxx	Refinance Cash-out - Other	10/23/2017	2	2	1	[1] Application / Processing - Missing Document: Non-Owner Occupancy Declaration not provided
EXCEPTION INFO: There is a Cert of Occ & Indemnity contained in file which reflects that the borrower resides at subject property.

CLEARED COMMENT (2017-10-26): Exception cleared- subject to lender affirmation that cited erroneous document has been removed from file and note documentation has been reviewed and deemed compliant with VCC guideline requirements

[1] Closing / Title - Missing Document: UCC-1 not provided
EXCEPTION INFO: File is missing UCC's for subject note

CLEARED COMMENT (2017-10-26): exception cleared- subject to VCC affirmation that UCC's are not required for loans originated after 8/22/17

[1] Credit Documentation - Missing lease Agreement
EXCEPTION INFO: missing lease: There are 4 leases in file for subject 5 unit property; per MCP appendix 2, leases are required.

CLEARED COMMENT (2017-10-26): Exception cleared- due to r leases not required for owner occ multi-family < $1MM note amount	[2] Misc - Credit Exception:
EXCEPTION INFO: Approved exception for DCR <1.20. on multifamily property > $500M note amount. comp factor: LTV
WAIVED COMMENT (2017-10-21): Approved exception for DCR <1.20. on multifamily property > $500M note amount. comp factor: LTV

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects exclusion of 2 of 3 categories of Law & ordinance coverage. per MCP 7.2; Coverage must include law & ordinance coverage

WAIVED COMMENT (2017-10-30): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for missing Law & Ord coverage. ( comp factor: LTV, )

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Incomplete VOM- Subject: <12 months of payment evidence in file.per MCP 5.7 VOM for subject property is not a waived requirement of fast 50% loans

WAIVED COMMENT (2017-11-02): Comment: Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Missing VOM- primary under MCP 5.7 ( comp factors:Equity Protection, seasoned investor )

[2] Misc - Number of units on field review does not match number of units provided on the origination appraisal
EXCEPTION INFO: Appraisal value discrepancy : Appraisal reflects xxxx as-is value; VCC Analyst review value reflects xxxx stabilized value. Analyst review summary of values does not reflect xxxx value in any of the valuation reconciliation fields. Reviewer requests review and affirmation of VCC value in excess of appraisal summary valuation.
GENERAL COMMENT (2017-10-31): 10/27/2017 (VK) Uploaded updated analyst review and updated loan worksheet with exception for LTV.
GENERAL COMMENT (2017-10-31): Exception remains: "Fast 50" was used as the sole comp factor for an exception to the guideline max LTV of 50% under MCP 5.7 Loans <50%.
(* additionally, Due to updated/corrected valuation and resultant LTV, there may be additional exceptions applicable under the perm/ traditional loan program guidelines.VCC review/affirmation/memo to file requested.)

GENERAL COMMENT (2017-11-01): Subject file does not appear to qualify for traditional program due to lack of VOM - primary, and VOM- subject. subject note exceeds the 50% LTV which is the foundation of fast 50 program (MCP 5.7) in which certain requirements are relaxed due to the LTV of <50%.
WAIVED COMMENT (2017-11-02): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for LTV > 50% approved under MCP 5.7( comp factors:Equity Protection, seasoned investor )	Guideline variance approved by lender at time of origination. comp factor: LTV

Guideline variance approved by lender post origination. Comp Factor: Equity Protection

Guideline variance approved by lender post origination. comp factor: Seasoned investor

															Guideline variance approved by lender post origination. comp factor: LTV			Loan Review Complete
202471936	1709010754	xxxx	CA	xxxx	Purchase	10/25/2017	2	2	1	[1] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Approval discrepancy.Approval cites 3 months of reserves as comp factor. however UW analysis indicates 1 mo reserves as underwritten.

CLEARED COMMENT (2017-10-31): Exception Cleared- due to receipt of updated Final loan approval worksheet reflecting removal of reserves as comp factor

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: missing certified final settlement stmt. ( docs on file are marked estimated)

GENERAL COMMENT (2017-10-30): Exception remains- item not included with updates provided
CLEARED COMMENT (2017-11-01): Exception cleared- due to receipt of certified final settlement stmt for subject note	[2] Misc - Credit Exception:
EXCEPTION INFO: approved exception for DCR < 1.25x.. comp factor: reserves
WAIVED COMMENT (2017-10-24): approved exception for DCR < 1.25x.. comp factor: reserves

[2] General - FICO below 650
EXCEPTION INFO: approved exception for FICO< 650.. comp factor: reserves
WAIVED COMMENT (2017-10-24): approved exception for FICO< 650.. comp factor: reserves

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects exclusion of Law & ordinance- increased construction costs coverage.per MCP 7.2 Law & Ord coverage is required.

WAIVED COMMENT (2017-10-30): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for missing law & Ordinance coverage ( comp factor: Reserves, seasoned investor )

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Incomplete VOM - primary < 12 mos payment history in file. no exception cited

WAIVED COMMENT (2017-10-31): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Missing/ Incomplete VOM-primary ( comp factor: seasoned investor )

[2] General - Missing Hazard Insurance
EXCEPTION INFO: File documentation reflects Waiver of impounds. (payment instructions.)however no exception was cited

WAIVED COMMENT (2017-10-30): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for waiver of impounds( comp factor: Reserves, seasoned investor )	Guideline variance approved by lender at post origination. comp factor: reserves

Guideline variance approved by lender at time of origination. comp factor: reserves

															Guideline variance approved by lender post origination. comp factor: seasoned investor			Loan Review Complete
202471939	1709010774	xxxx	CA	xxxx	Refinance Rate/Term	10/25/2017	2	2	1	[1] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided
EXCEPTION INFO: There is no handwritten BP LOI on entity letterhead, contained in file

CLEARED COMMENT (2017-11-01): Exception cleared- due to receipt of BP LOI on entity letterhead for subject note

[1] Application / Processing - Missing Document: Guaranty Agreement not provided
EXCEPTION INFO: missing guaranty agreement for 1 of 2 guarantors. (additionally, the sole guaranty agreement on file has both guarantor's signatures, neither which is crossed out, and only 1 guarantor referenced on pg 1 of guaranty agreement.)

CLEARED COMMENT (2017-11-01): Exception cleared- due to receipt of an executed guaranty agreement for all guarantors

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: there is no certified final settlement stmt in file for subject note.

CLEARED COMMENT (2017-11-01): Exception cleared- due to receipt of certified final settlement stmt for subject note

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
GENERAL COMMENT (2017-10-25): CDA on order, exception will be updated upon receipt.
CLEARED COMMENT (2017-10-27): Received CDA with 0 variance	[2] General - FICO below 650
EXCEPTION INFO: Approved exception for FICO<650. comp factors, seasoned investor, LTV, reserves.
WAIVED COMMENT (2017-10-25): Approved exception for FICO<650. comp factors, seasoned investor, LTV, reserves.

[2] Credit Eligibility - Guideline Issue: Derogatory consumer credit outside of credit guidelines
EXCEPTION INFO: File contains no 1) LOE regarding, nor 2) credit underwriting reference to: Outstanding collection./charge-offi/a/o $535M per credit report dated 9/8/17.
If this charge off is related to the Subject mortgage default, the file contains no documentation in support of this. The account holder, balance, and account dates per credit report do not align with subject note payoff amounts/dates and original aquisition date of subject property per appraisal/public records.
WAIVED COMMENT (2017-10-25): Approved exception for outstanding collection./charge-off filed within 6 mos (05/17 charge off date $535,108 bal, xxxx listed as creditor). comp factors, seasoned investor, LTV, reserves.
RE-OPEN COMMENT (2017-10-25): RO

WAIVED COMMENT (2017-11-01): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Outstanding Charge Off/ collection ( comp factor: LTV, Reserves, seasoned investor )

[2] Credit Eligibility - Guideline Issue: Derogatory mortgage payments outside of credit guidelines
EXCEPTION INFO: Approved exception for notice of default for existing subject note being paid off by subject refinance transaction, as reported on prelim. note last matured in April 2015, comp factors, seasoned investor, LTV, reserves.
WAIVED COMMENT (2017-10-25): Approved exception for notice of default for subject note being paid off by subject refinance transaction. note last matured in April 2015, comp factors, seasoned investor, LTV, reserves.

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Insufficient hazard coverage amount,:EOI reflects $391.7M coverage amount. Appraisal indicates $874M replacement cost, $653.2M note amount. This is not compliant with MCP 7.2 II

GENERAL COMMENT (2017-10-30): Exception remains: Guidelines 7.2 states that the policy: *must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation.
GENERAL COMMENT (2017-11-01): Exception remains; the insured amount of $391.7 RC reflected on the EOI is less than the lesser of the loan balance of $653M or cost to replace improvements of $874M
Per MCP 7.2 The Insurance Policy: must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation.
WAIVED COMMENT (2017-11-02): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for insufficient building coverage amount ( comp factor: LTV, Reserves, seasoned investor , replacement cost )

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for Missing/incomplete VOR/VOM for subject note. (no Payment history & note most recent maturity date of 04/20/2015 as verified per payoff request. ) comp factors, seasoned investor, LTV, reserves.
WAIVED COMMENT (2017-10-25): Approved exception for Missing/incomplete VOR/VOM for subject note. (no Payment history & note most recent maturity date of 04/20/2015 as verified per payoff request. ) comp factors, seasoned investor, LTV, reserves.	Guideline variance approved by lender at time of origination. comp factor: LTV

Guideline variance approved by lender at time of origination. comp factor: reserves

Guideline variance approved by lender at time of origination. comp factor: seasoned investor

Guideline variance approved by lender post origination. comp factor: reserves

Guideline variance approved by lender post origination. comp factor LTV

															Guideline variance approved by lender post origination. comp factor: seasoned investor			Loan Review Complete
202471946	1709010837	xxxx	CA	xxxx	Purchase	10/23/2017	2	2	1	[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not include loss of rents/ business income /interruption coverage as specified in MCP 7.2 II: Traditional 2 Owner User properties are required to obtain a Business Interruption policy.

CLEARED COMMENT (2017-10-26): Exception cleared- subject to lender affirmation that EOI has been reviewed and coverage deemed compliant with VCC guideline requirements

[1] Application / Processing - Missing Document: Guaranty Agreement not provided
EXCEPTION INFO: missing guaranty agreement for 1 of 2 guarantors

CLEARED COMMENT (2017-10-26): Exception cleared- due to receipt of an executed guaranty agreement for all guarantors

[1] Closing / Title - Missing Document: UCC-1 not provided
EXCEPTION INFO: There are no UCC's for subject note contained in file.

CLEARED COMMENT (2017-10-26): exception cleared- subject to VCC affirmation that UCC's are not required for loans originated after 8/22/17	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception for incomplete VOR (primary) . comp factors: Reserves, FICO
WAIVED COMMENT (2017-10-21): Approved exception for incomplete VOR (primary) . comp factors: Reserves, FICO

[2] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: The certified settlement stmt in file is marked estimated.per MCP the Final settlement statement is required for all loans.

WAIVED COMMENT (2017-11-02): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for Missing Final HUD ( comp factor: Estimated HUD approved by VCC )	Guideline variance approved by lender at time of origination. comp factor: FICO

Guideline variance approved by lender at time of origination. Comp factor: reserves

															Guideline variance approved by lender post origination. comp factor: estimated HUD approved by VCC			Loan Review Complete
202471949	1709010846	xxxx	MD	xxxx	Refinance Cash-out - Other	10/25/2017	2	2	1	[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
GENERAL COMMENT (2017-10-25): CDA on order, exception will be updated upon receipt.
CLEARED COMMENT (2017-10-27): Received CDA with 0 variance	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect Wind/Hail coverage as required per MCP 7.2

WAIVED COMMENT (2017-11-01): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for lack of Wind/Hail coverage ( comp factor: seasoned investor )

[2] General - Missing Hazard Insurance
EXCEPTION INFO: Multiple EOI's (declarations) on file on file with varying inconsistencies: 1) the 2 EOI which are dated do not contain evidence of liability coverage. 2) the un-dated declaration page which evidences liability coverage contains an erroneous deductible calculation/ typo (indicating 1/2% deductible on $190M coverage = $1,900).request updated EOI verifying effective terms/coverage amounts included.

GENERAL COMMENT (2017-10-30): Exception remains-Unable to verify liability coverage. without a dated EOI document for liability coverage, reviewer is unable to determine existence of liability coverage.The cited document with the correct deductible amount/ calculation contains no information regarding any liability coverage.
GENERAL COMMENT (2017-11-01): Exception remains: there is no Liability coverage reflected on the EOI document in file with the most recently documented preparation date (prepared 9/13/17) and also which does not contain obvious errors
WAIVED COMMENT (2017-11-02): Exception waived- due to receipt of updated Final loan approval worksheet reflecting approved exception for missing/ erroneous EOI for Liability coverage ( comp factor: Score, seasoned investor )

[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: approved exception for property held <12 mos, and AV used vs PP. comp factors: FICO, seasoned investor
WAIVED COMMENT (2017-10-25): approved exception for property held <12 mos, and AV used vs PP. comp factors: FICO, seasoned investor	Guideline variance approved by lender at time of origination. comp factor: FICO

Guideline variance approved by lender at time of origination. comp factor: seasoned investor

															Guideline variance approved by lender post origination. comp factor :seasoned investor			Loan Review Complete